Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount	€ 109,267	€ 128,654
Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(7,335)	3,932
Non-current derivative financial assets	(3,666)	(3,389)
Current derivative financial assets	(1,210)	(1,441)
Non-current derivative financial liabilities	4,168	2,358
Current derivative financial liabilities	695	524
Derivative asset (liability), net	(13)	(1,948)	€ (1,181)
Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(12,958)	(4,460)
Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(104)	2,478
Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(937)	672
Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	6,664	5,242
Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	680	1,013
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	705	1,043
Current derivative financial liabilities	0	0
Derivative asset (liability), net	705	1,043
Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	59
Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	234
Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	680	720
Exchange rate hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	680	1,013
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	705	1,043
Current derivative financial liabilities	0	0
Derivative asset (liability), net	705	1,043
Exchange rate hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	59
Exchange rate hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	234
Exchange rate hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	680	720
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	680	1,013
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	705	1,043
Current derivative financial liabilities	0	0
Derivative asset (liability), net	705	1,043
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	59
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	234
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	680	720
Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,365	10,652
Non-current derivative financial assets	(2,958)	(2,676)
Current derivative financial assets	(827)	(1,104)
Non-current derivative financial liabilities	3,459	1,667
Current derivative financial liabilities	196	254
Derivative asset (liability), net	(130)	(1,859)
Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(5,576)	(662)
Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	415	2,827
Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(679)	1,446
Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	8,205	7,041
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(4,307)	(309)
Non-current derivative financial assets	(1,196)	(584)
Current derivative financial assets	(524)	(289)
Non-current derivative financial liabilities	79	41
Current derivative financial liabilities	6	38
Derivative asset (liability), net	(1,635)	(794)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(348)	677
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(491)	(199)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(801)	818
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,667)	(1,605)
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	1,062	2,769
Non-current derivative financial assets	(2)	(8)
Current derivative financial assets	(3)	(4)
Non-current derivative financial liabilities	69	29
Current derivative financial liabilities	6	38
Derivative asset (liability), net	70	55
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	1	482
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	67	0
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	1,403
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	994	884
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,369)	(3,078)
Non-current derivative financial assets	(1,194)	(576)
Current derivative financial assets	(521)	(285)
Non-current derivative financial liabilities	10	12
Current derivative financial liabilities	0	0
Derivative asset (liability), net	(1,705)	(849)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(349)	195
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(558)	(199)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(801)	(585)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(3,661)	(2,489)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,597	5,140
Non-current derivative financial assets	(1,361)	(1,489)
Current derivative financial assets	(162)	(389)
Non-current derivative financial liabilities	2,607	1,339
Current derivative financial liabilities	147	148
Derivative asset (liability), net	1,231	(391)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(5,362)	(2,331)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	717	1,038
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	400
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	8,242	6,033
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	9,801	9,408
Non-current derivative financial assets	(1,361)	(1,325)
Current derivative financial assets	(91)	(348)
Non-current derivative financial liabilities	2,607	1,337
Current derivative financial liabilities	72	37
Derivative asset (liability), net	1,227	(299)
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	848	1,587
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	711	1,102
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	686
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	8,242	6,033
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	150	407
Non-current derivative financial assets	0	(164)
Current derivative financial assets	(6)	(21)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	9	15
Derivative asset (liability), net	3	(170)
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	144	693
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	6	0
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	(286)
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,354)	(4,675)
Non-current derivative financial assets	0	0
Current derivative financial assets	(65)	(20)
Non-current derivative financial liabilities	0	2
Current derivative financial liabilities	66	96
Derivative asset (liability), net	1	78
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(6,354)	(4,611)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	(64)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,075	5,821
Non-current derivative financial assets	(401)	(603)
Current derivative financial assets	(141)	(426)
Non-current derivative financial liabilities	773	287
Current derivative financial liabilities	43	68
Derivative asset (liability), net	274	(674)
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	134	992
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	189	1,988
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	122	228
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	2,630	2,613
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,734	5,888
Non-current derivative financial assets	(232)	(549)
Current derivative financial assets	(93)	(409)
Non-current derivative financial liabilities	748	287
Current derivative financial liabilities	2	65
Derivative asset (liability), net	425	(606)
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	247	1,006
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	189	2,004
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	668	230
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	2,630	2,648
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(659)	(67)
Non-current derivative financial assets	(169)	(54)
Current derivative financial assets	(48)	(17)
Non-current derivative financial liabilities	25	0
Current derivative financial liabilities	41	3
Derivative asset (liability), net	(151)	(68)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(113)	(14)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	(16)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(546)	(2)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	(35)
Not Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(9,700)	(6,720)
Non-current derivative financial assets	(708)	(713)
Current derivative financial assets	(383)	(337)
Non-current derivative financial liabilities	709	691
Current derivative financial liabilities	499	270
Derivative asset (liability), net	117	(89)
Not Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(7,382)	(3,798)
Not Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(519)	(349)
Not Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(258)	(774)
Not Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,541)	(1,799)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,759)	(4,547)
Non-current derivative financial assets	(629)	(713)
Current derivative financial assets	(141)	(316)
Non-current derivative financial liabilities	625	688
Current derivative financial liabilities	2	146
Derivative asset (liability), net	(143)	(195)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,287)	(1,501)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(673)	(473)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(258)	(774)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,541)	(1,799)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,856)	(2,484)
Non-current derivative financial assets	(79)	0
Current derivative financial assets	(240)	(21)
Non-current derivative financial liabilities	84	0
Current derivative financial liabilities	239	113
Derivative asset (liability), net	4	92
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(3,856)	(2,484)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Others | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	915	311
Non-current derivative financial assets	0	0
Current derivative financial assets	(2)	0
Non-current derivative financial liabilities	0	3
Current derivative financial liabilities	258	11
Derivative asset (liability), net	256	14
Not Designated as Hedging Instrument | Others | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	761	187
Not Designated as Hedging Instrument | Others | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	154	124
Not Designated as Hedging Instrument | Others | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and Other Debts | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	122	251
Obligations and Bonds | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 583	€ 792